Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	₩ 16,201,960	₩ 12,031,449
Additions	8,605,551	7,272,476
Depreciation	(3,123,659)	(2,791,883)
Disposals	(116,210)	(86,708)
Impairment loss	(43,601)		₩ (1,610)
Others	107,450
Effect of movements in exchange rates	40,010	(221,515)
Government grants received	(1,210)	(1,859)
Reclassification to assets held-for-sale	(70,161)
Ending balance	21,600,130	16,201,960	12,031,449
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	52,851,330	48,178,391
Ending balance	60,518,509	52,851,330	48,178,391
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(36,645,323)	(36,143,001)
Ending balance	(38,870,782)	(36,645,323)	(36,143,001)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,047)	(3,941)
Ending balance	(47,597)	(4,047)	(3,941)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	460,511	461,484
Disposals	(15)	(1,042)
Others	1,332	69
Ending balance	461,828	460,511	461,484
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	460,511	461,484
Ending balance	461,828	460,511	461,484
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,858,779	3,885,160
Depreciation	(318,311)	(295,045)
Disposals	(161)	(7,206)
Others	55,430	339,640
Effect of movements in exchange rates	9,809	(63,222)
Government grants received		(548)
Reclassification to assets held-for-sale	(69,758)
Ending balance	3,535,788	3,858,779	3,885,160
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,539,506	6,284,778
Ending balance	6,528,939	6,539,506	6,284,778
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,678,970)	(2,397,967)
Ending balance	(2,991,445)	(2,678,970)	(2,397,967)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,757)	(1,651)
Ending balance	(1,706)	(1,757)	(1,651)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,712,750	4,522,528
Depreciation	(2,568,335)	(2,416,202)
Disposals	(112,752)	(75,275)
Impairment loss	(25,711)
Others	1,959,645	3,825,155
Effect of movements in exchange rates	14,520	(140,306)
Government grants received	(1,029)	(3,150)
Reclassification to assets held-for-sale	(1)
Ending balance	4,979,087	5,712,750	4,522,528
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	38,901,158	37,472,177
Ending balance	39,825,070	38,901,158	37,472,177
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(33,186,118)	(32,947,359)
Ending balance	(34,817,982)	(33,186,118)	(32,947,359)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,290)	(2,290)
Ending balance	(28,001)	(2,290)	(2,290)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	141,342	124,258
Depreciation	(67,274)	(66,963)
Disposals	(311)	(52)
Others	68,177	87,186
Effect of movements in exchange rates	359	(3,087)
Reclassification to assets held-for-sale	(37)
Ending balance	142,256	141,342	124,258
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	772,824	775,682
Ending balance	834,628	772,824	775,682
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(631,482)	(651,424)
Ending balance	(692,372)	(631,482)	(651,424)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,971,856	2,981,964
Additions	8,605,551	7,272,476
Impairment loss	(17,890)
Others	(2,357,412)	(4,270,210)
Effect of movements in exchange rates	15,010	(14,213)
Government grants received	(181)	1,839
Ending balance	12,216,934	5,971,856	2,981,964
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,971,856	2,981,964
Ending balance	12,234,824	5,971,856	2,981,964
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Ending balance	(17,890)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	56,722	56,055
Depreciation	(169,739)	(13,673)
Disposals	(2,971)	(3,133)
Others	380,278	18,160
Effect of movements in exchange rates	312	(687)
Reclassification to assets held-for-sale	(365)
Ending balance	264,237	56,722	56,055
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	205,475	202,306
Ending balance	633,220	205,475	202,306
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(148,753)	(146,251)
Ending balance	₩ (368,893)	₩ (148,753)	₩ (146,251)